12. FINANCIAL INSTRUMENTS (Details 10)	Dec. 31, 2017 R$ / $ R$ / €
USD
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / $	3.3080
USD | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / $	3.2381
USD | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / $	4.1350
USD | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / $	4.9620
EUR
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	3.9693
EUR | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	4.0295
EUR | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	4.9616
EUR | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Exchange rate | R$ / €	5.9540